RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	₽ 37	$ 0.5	₽ 51	₽ 86
Fees for online payment commissions	783	9.9	432	₽ 439
Accounts receivables	31		37		$ 0.4
Prepaid expenses and other current assets	76		307		1.0
Accounts payables	13				0.2
Yandex.Market
RELATED-PARTY TRANSACTIONS
Online advertising revenue	805	10.2	469
Revenue from subleasing and other services	1,738	22.0	1,001
Cost of revenues	29	0.4
Accounts receivables	302		407		3.8
Prepaid expenses and other current assets	16				0.2
Accounts payables	11		70		$ 0.1
Senior employees
RELATED-PARTY TRANSACTIONS
Loans granted to related parties	₽ 43	$ 0.5	₽ 207
Interest rate, maximum	12.00%				12.00%